Loss Per Share	12 Months Ended
Dec. 31, 2018
Loss Per Share
LOSS PER SHARE
10.	LOSS PER SHARE

Basic loss per share is calculated by dividing the profit attributable to equity holders of the company by the weighted average number of ordinary shares in issue during the year.

	Year ended December 31,
	2018	2017	2016

(Loss) attributable to equity holders of the company ($000)	(7,994)	(9,135)	(10,622)
Weighted average number of ordinary shares in issue	127,553,866	106,403,903	93,592,195
Basic loss per share (cents per share)	(6.27)	(8.59)	(11.35)

As the Group is reporting a loss from continuing operations for the year then, in accordance with IAS 33, the share options are not considered dilutive because the exercise of the share options would have an anti-dilutive effect. The basic and diluted earnings per share as presented on the face of the income statement are therefore identical. All earnings per share figures presented above arise from continuing and total operations and therefore no earnings per share for discontinued operations are presented.

The earnings have been amended to include the interest accrued on Convertible Loan Notes.